STOCK BASED COMPENSATION - RSUs (Details) - shares			12 Months Ended
	Feb. 13, 2019	Oct. 25, 2018	Dec. 29, 2018
Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs outstanding			7,000
RSUs granted			7,000
Restricted stock units (RSUs) | Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)			6,666
RSUs granted	2,948
Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)		13,388
2012 Plan | Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period in which the common stock be delivered to grantee once RSUs become nonforfeitables			30 days
RSUs granted			385,241
RSUs granted as replacement awards			104,411